Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Balances of Policy Account (Detail) - Fixed Annuity And Annuitization Benefits - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Policyholder Account Balance [Line Items]
Beginning balance	¥ 101,782	¥ 119,093
Transfer in	2,758	9,865
Surrenders and partial surrenders	(19)	(112)
Benefit payments and lump sum payments, etc.	(12,308)	(27,213)
Policy charges	(98)	(203)
Transfer out	(65)	(393)
Interests	354	786
Others	(20)	(41)
Ending balance	¥ 92,384	¥ 101,782
Weighted average guaranteed interest rate (%)	0.70%	0.70%
Benefits in excess of policy account balances (Millions of yen)	¥ 0	¥ 0
Cash surrender value (Millions of yen)	¥ 87,213	¥ 96,433